Note 14 - Trade, Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Aged analysis of trade, other payables and accrued liabilities [text block]

	August 31, 2018	August 31, 2017

Less than 1 month	$704,776	$159,944
1 to 3 months	210,648	411,543
Over 3 months	4,851,978	4,645,216
Total Trade, Other Payables and Accrued Liabilities	$5,767,402	$5,216,703